Prepaid Expenses and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid and other expenses
	March 31,	December 31,
	2022	2021

Insurance prepayments	$17,733	$25,020
Other expense prepayments	31,837	50,860
Rent deposits	49,125	49,125
Deferred equity compensation	117,188	151,250
Total prepaid expenses and other	215,883	276,255
Less: long term portion	(130,188)	(138,625)
Prepaid expenses and other, current portion	$85,695	$137,630

	December 31,
	2021	2020

Insurance prepayments	$25,020	$19,590
Other expense prepayments	50,860	14,119
Rent deposits	49,125	43,236
Deferred equity compensation	151,250	—
Total prepaid expenses and other	276,255	76,945
Less: long term portion	(138,625)	(17,942)
Prepaid expenses and other, current portion	$137,630	$59,003